Leases (Details) - Schedule of Lease - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule of Lease [Abstract]
Operating lease right-of-use assets	$ 2,574,601		$ 2,504,303
Operating lease right-of-use assets- accumulated amortization	(1,133,008)		(845,006)
Operating lease right-of-use assets, net	1,441,593		1,659,297
Operating lease liabilities, current	517,985		506,061
Operating lease liabilities, non-current	961,965		1,184,056
Total operating lease liabilities	1,479,950		1,690,117
Finance lease right-of-use assets	23,077		22,429
Finance lease right-of-use assets- accumulated amortization	(7,162)		(4,641)
Finance lease right-of-use assets, net	15,915		17,788
Finance lease liabilities, current	4,682		4,454
Finance lease liabilities, non-current	11,739		13,709
Total finance lease liabilities	$ 16,421		$ 18,163
Weighted average remaining lease term (years)
Operating lease	2 years 9 months 29 days		3 years 2 months 26 days
Finance lease	3 years 4 months 20 days		3 years 10 months 20 days
Weighted average discount rate
Operating lease	4.74%		4.72%
Finance lease	4.30%		4.30%
Operating lease expense	$ 293,719	$ 295,768
Short-term lease expense	22,314	4,290
Total operating lease expenses	316,033	300,058
Amortization expense	2,326
Interest expense	372
Total finance lease expenses	2,698
Total lease expenses	$ 318,731	$ 300,058